                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5522

                         RIVERSOURCE SECTOR SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 6/30

Date of reporting period: 3/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE DIVIDEND OPPORTUNITY FUND

                                AT MARCH 31, 2009



MARCH 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (93.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.9%)
Honeywell Intl                                         297,086             $8,276,816
-------------------------------------------------------------------------------------


BEVERAGES (1.4%)
Coca-Cola                                              145,825              6,409,009
Diageo ADR                                             149,171(c,f)         6,675,402
                                                                      ---------------
Total                                                                      13,084,411
-------------------------------------------------------------------------------------


CHEMICALS (3.8%)
Air Products & Chemicals                               119,714              6,733,913
Dow Chemical                                           372,104              3,136,837
Eastman Chemical                                       154,320(f)           4,135,776
EI du Pont de Nemours & Co                             808,540             18,054,697
Olin                                                   238,318              3,400,798
                                                                      ---------------
Total                                                                      35,462,021
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.1%)
HSBC Holdings                                          607,473(c)           3,383,682
Natl Australia Bank                                    597,044(c)           8,334,332
Regions Financial                                      375,881(f)           1,601,253
US Bancorp                                             449,050(f)           6,560,621
                                                                      ---------------
Total                                                                      19,879,888
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (1.7%)
Deluxe                                                 341,054(f)           3,284,350
Pitney Bowes                                           293,809              6,860,440
RR Donnelley & Sons                                    329,031              2,411,797
Waste Management                                       138,085              3,534,976
                                                                      ---------------
Total                                                                      16,091,563
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.4%)
Seagate Technology                                     703,775(c)           4,229,688
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.9%)
Packaging Corp of America                              627,860              8,174,737
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.5%)
Genuine Parts                                          171,426              5,118,780
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (2.5%)
Bank of America                                      1,622,424             11,064,932
JPMorgan Chase & Co                                    487,463             12,956,766
                                                                      ---------------
Total                                                                      24,021,698
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (15.0%)
AT&T                                                 1,493,603             37,638,795
BT Group                                             3,330,789(c)           3,717,710
Deutsche Telekom ADR                                   640,068(c)           7,904,840
Embarq                                                 401,506             15,197,002
FairPoint Communications                               468,751(f)             365,626
Frontier Communications                              1,107,095              7,948,942
Qwest Communications Intl                            3,839,981(f)          13,132,735
Telefonos de Mexico ADR Series L                       424,305(c,f)         6,381,547
Telmex Internacional ADR                               424,305(c,f)         3,890,877
Telstra                                              2,515,371(c)           5,614,931
Verizon Communications                               1,153,920             34,848,384
Windstream                                             499,550              4,026,373
                                                                      ---------------
Total                                                                     140,667,762
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (4.1%)
American Electric Power                                185,711              4,691,060
Duke Energy                                            685,100              9,810,632
Pepco Holdings                                         334,393              4,173,225
Pinnacle West Capital                                  208,570(f)           5,539,619
Progress Energy                                        166,822(f)           6,048,966
Southern                                               199,992(f)           6,123,755
UIL Holdings                                            98,748(f)           2,204,055
                                                                      ---------------
Total                                                                      38,591,312
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.7%)
Hubbell Cl B                                           253,041              6,821,985
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.2%)
Halliburton                                            401,010              6,203,625
Schlumberger                                           122,751              4,986,146
Transocean                                             157,832(b,c)         9,286,834
                                                                      ---------------
Total                                                                      20,476,605
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.6%)
B&G Foods Cl A                                         535,396              2,784,059
ConAgra Foods                                          416,517(f)           7,026,642
Kraft Foods Cl A                                       139,810              3,116,365
Reddy Ice Holdings                                     342,185                503,012
Sara Lee                                               207,578              1,677,230
                                                                      ---------------
Total                                                                      15,107,308
-------------------------------------------------------------------------------------


GAS UTILITIES (1.2%)
Nicor                                                  350,456(f)          11,645,653
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.1%)
Newell Rubbermaid                                      221,517              1,413,278
Tupperware Brands                                      537,596(f)           9,133,757
                                                                      ---------------
Total                                                                      10,547,035
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.3%)
Tomkins                                              1,415,646(c)           2,457,365
-------------------------------------------------------------------------------------


INSURANCE (2.5%)
Allstate                                               282,620              5,412,173
Lincoln Natl                                           108,115                723,289
Marsh & McLennan Companies                             129,185              2,615,996
Montpelier Re Holdings                                 561,705(c)           7,279,697
Unitrin                                                 87,568              1,224,201
XL Capital Cl A                                      1,085,875(c)           5,928,878
                                                                      ---------------
Total                                                                      23,184,234
-------------------------------------------------------------------------------------


MACHINERY (1.5%)
Caterpillar                                            321,988(f)           9,002,785
Harsco                                                 226,525(f)           5,022,059
                                                                      ---------------
Total                                                                      14,024,844
-------------------------------------------------------------------------------------


MARINE (--%)
Aries Maritime Transport                               415,529(c,f)           170,367
-------------------------------------------------------------------------------------


MEDIA (2.9%)
Cinemark Holdings                                      182,103              1,709,947
GateHouse Media                                        328,856                 25,075
Natl CineMedia                                         720,843(f)           9,500,711
Regal Entertainment Group Cl A                       1,187,380             15,922,766
                                                                      ---------------
Total                                                                      27,158,499
-------------------------------------------------------------------------------------


METALS & MINING (2.5%)
Compass Minerals Intl                                  242,420(f)          13,665,215
Rio Tinto ADR                                           25,925(c,f)         3,475,506
Southern Copper                                        243,373(f)           4,239,558
United States Steel                                     82,303(f)           1,739,062
                                                                      ---------------
Total                                                                      23,119,341
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.5%)
Macy's                                                 539,764              4,803,900
-------------------------------------------------------------------------------------


MULTI-UTILITIES (4.8%)
Ameren                                                  92,246              2,139,185
CH Energy Group                                         75,884              3,558,960
Consolidated Edison                                    253,080(f)          10,024,498
Dominion Resources                                     219,711              6,808,844
DTE Energy                                             174,514              4,834,038
Natl Grid                                            1,128,249(c)           8,669,440
NiSource                                               275,657              2,701,439


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MULTI-UTILITIES (CONT.)
NSTAR                                                   54,931(f)          $1,751,200
Public Service Enterprise Group                        158,685              4,676,447
                                                                      ---------------
Total                                                                      45,164,051
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (14.3%)
BP ADR                                                 866,801(c)          34,758,720
Chevron                                                684,890             46,052,004
Enbridge                                               685,900(c,f)        19,753,920
Enbridge Energy Management LLC                               1(b)                  16
Eni                                                    418,657(c)           8,106,705
General Maritime                                       123,486                864,402
Kinder Morgan Management LLC                             2,471(b)                   1
Royal Dutch Shell ADR                                  282,636(c)          12,520,775
Ship Finance Intl                                      165,376(c,f)         1,084,867
Spectra Energy                                         357,952              5,061,441
TransCanada                                            257,533(c,f)         6,090,655
                                                                      ---------------
Total                                                                     134,293,506
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (1.0%)
MeadWestvaco                                           334,122(f)           4,006,123
Weyerhaeuser                                           194,514              5,362,751
                                                                      ---------------
Total                                                                       9,368,874
-------------------------------------------------------------------------------------


PHARMACEUTICALS (11.5%)
Biovail                                                615,342(c)           6,737,995
Bristol-Myers Squibb                                 1,537,223             33,695,928
Johnson & Johnson                                      250,440             13,173,144
Merck & Co                                             755,789             20,217,356
Pfizer                                               2,164,316             29,477,984
Wyeth                                                  105,224              4,528,841
                                                                      ---------------
Total                                                                     107,831,248
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
LaSalle Hotel Properties                               281,134(f)           1,641,823
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.0%)
Intel                                                  568,779              8,560,124
Microchip Technology                                   725,604(f)          15,375,548
Taiwan Semiconductor Mfg ADR                         1,527,289(c,f)        13,669,237
                                                                      ---------------
Total                                                                      37,604,909
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.4%)
Capitol Federal Financial                               97,582(f)           3,689,575
-------------------------------------------------------------------------------------


TOBACCO (5.7%)
Lorillard                                              576,904             35,618,053
Philip Morris Intl                                     507,459             18,055,391
                                                                      ---------------
Total                                                                      53,673,444
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.3%)
Babcock & Brown Air ADR                                705,550(c,f)         3,033,865
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Vodafone Group ADR                                     260,064(c,f)         4,530,315
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,291,546,120)                                                   $873,947,422
-------------------------------------------------------------------------------------





BONDS (1.2%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
BROKERAGE
Goldman Sachs Group Cv
 06-11-10                            20.70%          $7,751,600(d,e,g)    $10,819,939
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $7,751,600)                                                        $10,819,939
-------------------------------------------------------------------------------------





PREFERRED STOCKS & OTHER (2.0%)
ISSUER                                                 SHARES                VALUE(a)
AUTO COMPONENTS (1.1%)
Johnson Controls 11.50% Cv                              160,000(f)        $10,190,400
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.1%)
HSBC Holdings  Rights                                   253,113(b,c)        1,409,863
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.5%)
Schering-Plough 6.00% Cv                                 20,400             4,296,750
-------------------------------------------------------------------------------------


PROPERTY & CASUALTY (0.3%)
XL Capital  10.75% Cv                                   250,000(c)          3,062,500
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS & OTHER
(Cost: $20,278,229)                                                       $18,959,513
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%              35,005,842(h)        $35,005,842
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $35,005,842)                                                       $35,005,842
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (11.4%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    106,888,337          $106,888,337
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $106,888,337)                                                     $106,888,337
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,461,470,128)(i)                                              $1,045,621,053
=====================================================================================




INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2009



                                                 CURRENCY TO        CURRENCY TO        UNREALIZED        UNREALIZED
EXCHANGE DATE                                    BE DELIVERED       BE RECEIVED       APPRECIATION      DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
April 3, 2009                                         921,350            642,907          $1,542               $--
                                                  U.S. Dollar      British Pound
--------------------------------------------------------------------------------------------------------------------
April 6, 2009                                         642,907            921,090              --            (1,803)
                                                British Pound        U.S. Dollar
--------------------------------------------------------------------------------------------------------------------
April 6, 2009                                         912,299            642,907          10,620                --
                                                  U.S. Dollar      British Pound
--------------------------------------------------------------------------------------------------------------------
Total                                                                                    $12,162           $(1,803)
--------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2009, the value of foreign securities represented 21.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $10,819,939 or 1.2% of net assets.


--------------------------------------------------------------------------------
2 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(e) This privately issued security is an aggregate mandatory exchangeable note whose investment results are designed to correspond generally to the performance of a specific basket of common stocks. Upon maturity, the security will be exchanged for either cash or at the option of the issuer, the issuer may deliver shares of the referenced securities.

(f)  At March 31, 2009, security was partially or fully on loan.

(g) Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2009, was $10,819,939 representing 1.2% of net assets. Information concerning such security holdings at March 31, 2009, is as follows:

                                          ACQUISITION
     SECURITY                                DATES            COST
     ----------------------------------------------------------------
     Goldman Sachs Group*
       20.70% Cv 2010                       12-04-08       $7,751,600


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

(i) At March 31, 2009, the cost of securities for federal income tax purposes was approximately $1,461,470,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $30,041,000
     Unrealized depreciation                                                     (445,890,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(415,849,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
3 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                  FAIR VALUE AT MARCH 31, 2009
                                               -----------------------------------------------------------------
                                                    LEVEL 1          LEVEL 2
                                                 QUOTED PRICES        OTHER          LEVEL 3
                                                   IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                        $982,713,970      $62,907,083         $--        $1,045,621,053
Other financial instruments*                                            10,359          --                10,359

----------------------------------------------------------------------------------------------------------------
Total                                            $982,713,970      $62,917,442         $--        $1,045,631,412
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                          RIVERSOURCE REAL ESTATE FUND

                                AT MARCH 31, 2009



MARCH 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (96.9%)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE (0.4%)
Starwood Hotels & Resorts Worldwide                      32,490(c)           $412,623
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (94.3%)
Acadia Realty Trust                                     125,194(c)          1,328,308
Alexandria Real Estate Equities                          62,511(c)          2,275,400
AMB Property                                            212,560             3,060,864
AvalonBay Communities                                   107,549(c)          5,061,256
Boston Properties                                       129,484(c)          4,535,825
Brookfield Properties                                   352,379(c)          2,022,655
Camden Property Trust                                   109,394(c)          2,360,723
Corporate Office Properties Trust                       118,551(c)          2,943,621
Cousins Properties                                       75,268(c)            484,726
Digital Realty Trust                                    109,643(c)          3,637,955
Douglas Emmett                                          110,551(c)            816,972
EastGroup Properties                                     61,646             1,730,403
Equity Lifestyle Properties                              72,919(c)          2,778,214
Equity Residential                                      225,704(c)          4,141,668
Essex Property Trust                                     52,281(c)          2,997,793
Extra Space Storage                                      42,862(c)            236,170
Federal Realty Investment Trust                          96,905(c)          4,457,630
HCP                                                     244,181(c)          4,358,631
Health Care REIT                                         98,430(c)          3,010,974
Healthcare Realty Trust                                 106,384(c)          1,594,696
Highwoods Properties                                    143,146             3,066,187
Home Properties                                          78,691(c)          2,411,879
Host Hotels & Resorts                                   562,466(c)          2,204,867
Kilroy Realty                                            24,859(c)            427,326
Kimco Realty                                            159,850(c)          1,218,057
LaSalle Hotel Properties                                101,593(c)            593,303
Liberty Property Trust                                  167,532             3,173,056
Macerich                                                 32,523(c)            203,594
Mack-Cali Realty                                         59,100             1,170,771
Mid-America Apartment Communities                       111,067             3,424,196
Natl Retail Properties                                   62,683(c)            992,899
Omega Healthcare Investors                               41,028               577,674
ProLogis                                                213,426(c)          1,387,269
Public Storage                                          114,849(c)          6,345,407
Regency Centers                                         110,464(c)          2,935,028
Senior Housing Properties Trust                         205,821             2,885,610
Simon Property Group                                    251,089(c)          8,697,724
Sovran Self Storage                                      42,384               851,071
Taubman Centers                                          69,886(c)          1,190,857
Ventas                                                  171,545(c)          3,878,632
Vornado Realty Trust                                    124,987(c)          4,154,560
Washington Real Estate Investment Trust                  49,374(c)            854,170
                                                                      ---------------
Total                                                                     106,478,621
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Forest City Enterprises Cl A                             67,594(c)            243,338
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (2.0%)
American Tower Cl A                                      74,648(b)          2,271,539
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $201,278,109)                                                     $109,406,121
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%               3,029,606(d)         $3,029,606
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,029,606)                                                         $3,029,606
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (26.1%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     29,507,602           $29,507,602
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $29,507,602)                                                       $29,507,602
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $233,815,317)(e)                                                  $141,943,329
=====================================================================================





NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2008.

(b)  Non-income producing.

(c)  At March 31, 2009, security was partially or fully on loan.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2009.

(e) At March 31, 2009, the cost of securities for federal income tax purposes was approximately $233,815,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                          $48,000
     Unrealized depreciation                                                      (91,920,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(91,872,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
1  RIVERSOURCE REAL ESTATE FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                   FAIR VALUE AT MARCH 31, 2009
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $141,943,329          $--             $--        $141,943,329





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
2  RIVERSOURCE REAL ESTATE FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              RiverSource Sector Series, Inc.


By /s/ Patrick T. Bannigan
   -------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date May 29, 2009


By /s/ Jeffrey P. Fox
   -------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date May 29, 2009